Related parties - Liabilities to own pension funds (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 336	SFr 521
Other unconsolidated SPEs
Activity in loans to related parties
Liabilities due to Group's own pension funds		53
Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 336	SFr 521